Financial Assets and Financial Liabilities - Summary of Financial Liabilities (Parenthetical) (Details) - Interest-bearing loans and borrowings	12 Months Ended
Dec. 31, 2020 EUR (€)
Convertible Note - Host Contract
Disclosure Of Financial Liabilities [Line Items]
Maturity Date	Aug. 28, 2024
3.50% Secured Bank Loan
Disclosure Of Financial Liabilities [Line Items]
Maturity Date	Dec. 21, 2026
Secured bank loan	€ 50,000,000
2.15% Secured Bank Loan
Disclosure Of Financial Liabilities [Line Items]
Maturity Date	Dec. 30, 2027
Secured bank loan	€ 10,000,000
2.08% Secured Bank Loan
Disclosure Of Financial Liabilities [Line Items]
Maturity Date	Sep. 30, 2028
Secured bank loan	€ 9,450,000
1.90% Secured Bank loan
Disclosure Of Financial Liabilities [Line Items]
Maturity Date	May 30, 2039
Secured bank loan	€ 3,528,892.48